Net Income Per Common Share - Schedule of Net Income Per Common Share (Details) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Numerator: Net income (loss)	$ (3,196,401)	$ 1,193,628	$ 6,030,103	$ 2,618,334	$ 4,027,330	$ (5,034,538)	$ (15,091,333)	$ (328,462)
Denominator: Weighted average common shares outstanding	9,857,162			6,266,468	8,853,850	6,126,544
Denominator: Effect of dilutive shares				1,334,503	753,598
Denominator: Fully Diluted	9,857,162			7,600,971	9,607,448	6,126,544
Net income per common share: Basic	$ (0.32)			$ 0.42	$ 0.45	$ (0.82)
Net income per common share: Diluted	$ (0.32)			$ 0.34	$ 0.42	$ (0.82)